Employee Future Benefits - Summary of Components of Net Benefit Cost for Pension Plans and Retiree Welfare Plans (Detail) - Net Benefit Cost Recognized in the Consolidated Statements of Income [Member] - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit current service cost	$ 40	$ 42
Defined benefit administrative expenses	9	9
Past service cost – amendments and curtailments		18
Service cost	49	69
Interest on net defined benefit (asset) liability	18	12
Defined benefit cost	67	81
Defined contribution cost	80	78
Net benefit cost	147	159
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit administrative expenses	2	2
Past service cost – amendments and curtailments		12
Service cost	2	14
Interest on net defined benefit (asset) liability		3
Defined benefit cost	2	17
Net benefit cost	$ 2	$ 17